LOANS PAYABLE	6 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 8 — LOANS PAYABLE

The Company had the following bank loans as of March 31, 2024, which arose from acquisition of One Eighty Ltd on June 26, 2023:

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at March 31, 2024
CIMB BANK BERHAD	5/23/2014	$591,199	BLR*-2.10%	240 months	Real property loan	$408,053
	5/23/2014	188,742	BLR*-2.10%	240 months	Real property loan	137,101
Hong Leong Islamic Bank	2/26/2019	229,513	IFR**-2.55%	216 months	Real property loan	179,262
	2/26/2019	235,553	IFR**-2.55%	216 months	Real property loan	183,889
	2/26/2019	439,181	IFR**-2.55%	216 months	Real property loan	342,645
	2/26/2019	319,248	IFR**-2.55%	216 months	Real property loan	249,306
	2/26/2019	511,012	IFR**-2.55%	216 months	Real property loan	398,654
Hong Leong Islamic Bank	4/23/2020	215,708	3.50%	66 months	Working capital	79,160
Total		$2,730,156				$1,978,070

Bank	Loan Agreement Date	Loan Amount	Interest Rate	Loan Term	Purpose of loan	Balance at September 30, 2023
CIMB BANK BERHAD	5/23/2014	$591,199	BLR*-2.10%	240 months	Real property loan	$423,661
	5/23/2014	188,742	BLR*-2.10%	240 months	Real property loan	142,283
Hong Leong Islamic Bank	2/26/2019	229,513	IFR**-2.55%	216 months	Real property loan	185,663
	2/26/2019	235,553	IFR**-2.55%	216 months	Real property loan	190,461
	2/26/2019	439,181	IFR**-2.55%	216 months	Real property loan	354,897
	2/26/2019	319,248	IFR**-2.55%	216 months	Real property loan	258,212
	2/26/2019	511,012	IFR**-2.55%	216 months	Real property loan	412,914
Hong Leong Islamic Bank	4/23/2020	215,708	3.50%	66 months	Working capital	102,472
Total		$2,730,156				$2,070,563

*	Base lending rate

**	Islamic financing rate

The above bank loans were for the acquisition of freehold office buildings and working capital purposes, and were secured by the following:

a.	A facility agreement as principal instrument;
b.	Joint and several guarantee by the directors of 180 Degrees;
c.	A corporate guarantee by 180 Degree Strategic Communications Sdn Bhd.;
d.	A deed of assignment over the properties, power of attorney, and other documents or security documents may be required by the banks from time to time;
e.	First-party/third-party upfront fixed deposit;
f.	A memorandum of deposit (creating a charge) and letter of authorization by the directors of 180 Degrees in favor of the banks in respect of fixed deposits together with all interest accruing from time to time in respect of the fixed deposits; and
g.	A guarantee from Credit Guarantee Corporation Bhd.

Loans from a third party

On October 27, 2023, the Company entered into a loan agreement with a third-party for $262,500, with an annual interest rate of 4.5%. The loan is unsecured and required to be repaid on October 27, 2028. As of March 31, 2024, the outstanding loan balance was $266,115 with accrued interest of $3,615.

On October 30, 2023, the Company entered into another loan agreement with the same third-party for $3,000,000, with an annual interest rate of 4.5%. The loan is unsecured and required to be repaid on October 30, 2028, and the Company repaid $2,900,000 to this unrelated party on February 19, 2024. As of March 31, 2024, the outstanding loan balance was $100,000.

On January 31, 2024, the Company entered into another new loan agreement with the same third-party for $100,000, with an annual interest rate of 4.5% The loan is unsecured and required to be repaid on January 29, 2029. As of March 31, 2024, the outstanding loan balance was $100,000.

As of March 31, 2024, the future minimum loan payments to be paid by the year are as follows:

12 months ending March 31,	Loan payment
2025	$243,771
2026	243,771
2027	200,649
2028	196,729
2029	196,729
Thereafter	1,883,988
Total future minimum loan payments	2,965,637
Less: imputed interest	(521,452)
Present value of loan liabilities	$2,444,185

The Company recorded interest expenses of $57,288 and nil during the six months ended March 31, 2024 and 2023, respectively.